Long-term debt (Tables)	9 Months Ended
Sep. 30, 2026
Long-term debt
Schedule of long-term debt

Long-term debt

in € K

	September 30,	December 31,
	2026	2025

Schuldschein loans	225,867	227,296
Bonds	6,685,905	6,967,743
Other	275,633	92,842
Long-term debt	7,187,405	7,287,881
Less current portion	(2,039,651)	(1,596,029)
Long-term debt, less current portion	5,147,754	5,691,852